Basis of preparation	9 Months Ended
Mar. 31, 2012
Basis Of Preparation [Abstract]
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance

These condensed consolidated interim financial statements including comparatives are unaudited and have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”) using accounting policies consistent with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee.

These are the Company’s third IFRS interim consolidated financial statements for part of the period covered by the Company’s first IFRS consolidated annual financial statements for the year ending June 30, 2012 and the accounting policies used reflect those policies the Company expects to adopt in its financial statements for the year ending June 30, 2012. These condensed consolidated interim financial statements should be read in conjunction with the Company’s 2011 annual consolidated financial statements under Canadian generally accepted accounting principles (“GAAP”) and the condensed consolidated interim financial statements for the quarter ended September 30, 2011, and in consideration of the IFRS transition disclosures included in Note 14. Previously, the Company prepared its consolidated annual and consolidated interim financial statements in accordance with GAAP.

These condensed consolidated interim financial statements do not include all the necessary annual disclosure in accordance with IFRS. The Company has elected to exceed the minimum requirements in order to present additional disclosures required under IFRS, which also highlight the changes from the Company’s 2011 annual consolidated financial statements prepared in accordance with GAAP (Note 14). In fiscal 2013 and beyond, the Company may not provide the same amount of disclosure in the Company’s condensed consolidated interim financial statements under IFRS as the reader will be able rely on the annual consolidated financial statements which will be prepared in accordance with IFRS.

(b)	Basis of presentation

The financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair value.

These consolidated financial statements include the accounts of Kimber, and its wholly-owned Mexican subsidiaries, Minera Monterde, S. de R.L de C.V., Minera Pericones, S.A. de C.V. and Kimber Resources de Mexico, S.A. de C.V.

(c)	Adoption of new and revised standards and interpretations

The IASB issued a number of new and revised International Accounting Standards, IFRS amendments and related interpretations which are effective for the Company’s financial year beginning on or after July 1, 2011. For the purpose of preparing and presenting the financial information for the relevant periods, the Company has consistently adopted all these new standards for the relevant reporting periods.

At the date of authorization of these financial statements, the IASB and the IFRS Interpretation Committee have issued the following new and revised Standards and Interpretations which are not yet effective for the relevant reporting periods:

(i)

The following five new Standards were issued by the IASB in May 2011, and are effective for annual periods beginning on or after January 1, 2013. Early application is permitted if all five Standards are adopted at the same time. The Company is assessing the impact of these standards.

	(1)	Consolidated financial statements

IFRS 10 Consolidated Financial Statements (“IFRS 10”) will replace existing guidance on consolidation in IAS 27 Consolidated and Separate Financial Statements, and SIC 12 Consolidation – Special Purpose Entities. The portion of IAS 27 that deals with separate financial statements will remain. IFRS 10 changes the definition of control, such that the same consolidation criteria will apply to all entities. The revised definition focuses on the need to have both “power” and “variable returns” for control to be present. Power is the current ability to direct the activities that significantly influence returns. Variable returns can be positive, negative or both. IFRS 10 requires continuous assessment of control of an investee in line with any changes in facts and circumstances.

	(2)	Joint arrangements

IFRS 11 Joint Arrangements (“IFRS 11”) will replace IAS 31 Interests in Joint Ventures, and SIC 13 Jointly Controlled Entities – Non-monetary Contributions by Venturers. IFRS 11 defines a joint arrangement as an arrangement where two or more parties contractually agree to share control. Joint control exists only when the decisions about activities that significantly affect the returns of an arrangement require the unanimous consent of the parties sharing control. The focus is not solely on the legal structure of joint arrangements, but rather on how the rights and obligations are shared by the parties to the joint arrangement. IFRS 11 eliminates the existing policy choice of proportionate consolidation for jointly controlled entities. In addition, the Standard categorizes joint arrangements as either joint operations or joint ventures.

	(3)	Disclosure of interests in other entities

IFRS 12 Disclosure of Interests in Other Entities (“IFRS 12”) is the new Standard for disclosure requirements for all forms of interests in other entities, including subsidiaries, joint arrangements, associates and unconsolidated structured entities. Matters covered include information about the significant judgments and assumptions that any entity has made in determining whether it has control, joint control or significant influence over another entity.

	(4)	Separate financial statements

IAS 27 Separate Financial Statements (“IAS 27”) has been updated to require an entity presenting separate financial statements to account for those investments at cost or in accordance with IFRS 9 Financial Instruments. The amended IAS 27 excludes the guidance on the preparation and presentation of consolidated financial statements for a group of entities under the control of a parent currently within the scope of the current IAS 27 Consolidated and Separate Financial Statements that is replaced by IFRS 10.

	(5)	Investments in associates and joint ventures

 IAS 28 Investments in Associates and Joint Ventures (“IAS 28”) has been revised and it is to be applied by all entities that are investors with joint control of, or significant influence over, an investee. The scope of IAS 28 Investments in Associates does not include joint ventures.

(ii)

IFRS 13 Fair Value Measurement (“IFRS 13”) was issued by the IASB in May 2011, and is effective for annual periods beginning on or after January 1, 2013. Early application is permitted. IFRS 13 was issued to remedy the inconsistencies in the requirements for measuring fair value and for disclosing information about fair value measurement in various current IFRSs. IFRS 13 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, i.e. an exit price. The Company is assessing the impact of this standard.

(iii)	On June 16, 2011, the IASB issued amendments to two previously released standards. They are as follows:

IAS 1, Presentation of Financial Statements (‘‘IAS 1’’) The IASB has amended IAS 1 to require additional disclosures for items presented in other comprehensive income (‘‘OCI’’) on a before-tax basis and requires items to be grouped and presented in OCI based on whether they are potentially reclassifiable to profit or loss subsequently (i.e. items that may be reclassified and those that will not be reclassified to profit or loss). This amendment is effective for annual periods beginning on or after July 1, 2012 and requires full retrospective application. The Company will apply this amendment beginning the first quarter of its 2013 fiscal year and has yet to assess the impact to its consolidated financial statements.

(iv)

On May 12, 2011, the IASB issued four new standards, all of which are applicable to annual reporting periods beginning on or after January 1, 2013. The Company has yet to assess the impact of these standards on its consolidated financial statements and related note disclosures. The following is a list and description of these standards:

IFRS 7, Financial Instruments: Disclosures (‘‘IFRS 7’’) On October 7, 2010, the IASB amended IFRS 7 to require additional disclosures regarding transfers of financial assets. This amendment is effective for annual periods beginning on or after July 1, 2011. The adoption of the amendment to IFRS 7 had no impact on the Company’s condensed consolidated interim financial statements.

IFRS 9, Financial Instruments (‘‘IFRS 9’’) On November 12, 2009, the IASB issued IFRS 9 to replace IAS 39, Financial Instruments: Recognition and Measurement

(‘‘IAS 39’’). IFRS 9 addresses the classification and measurement of financial assets. IFRS 9 was subsequently reissued on October 28, 2010, incorporating new requirements on accounting for financial liabilities. IFRS 9 is effective for annual periods beginning on or after January 1, 2015. The Company is monitoring the impact of the proposed standard change and the initial application of this IFRS is expected to impact the classification of a number of financial assets which will require disclosure in the financial statement notes.

(v)

IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine ("IFRIC 20") was issued by the IASB in October 2011 and is effective for annual periods beginning on or after January 1, 2013. Early application is permitted. IFRIC 20 was issued to address the accounting for costs associated with waste removal in surface mining ("stripping costs"). The interpretation clarifies when production stripping should lead to the recognition of an asset and how the asset should be measured, both initially and in subsequent periods."